Consolidated Balance Sheet (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Fixed maturities, available for sale at amortized cost	$ 30,058	$ 27,310
Equity securities, available for sale at cost	479	447
Unrealized gains (losses) included in Balance Sheet line items related to the impact of unrealized gains on securities	$ 722	$ 420
Common Stock, par value (USD per share)	$ 12.50	$ 12.50
Common Stock, shares authorized	1,200,000	1,200,000
Common Stock, shares issued	201,000	201,000
Common Stock, shares outstanding	201,000	201,000
Deferred policy acquisition costs
Unrealized gains (losses) included in Balance Sheet line items related to the impact of unrealized gains on securities	$ (433)	$ (273)
Annuity benefits accumulated
Unrealized gains (losses) included in Balance Sheet line items related to the impact of unrealized gains on securities	$ (137)	$ (78)